Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Class A common stock, subject to possible redemption, shares	34,693,585	33,657,472	33,657,472
Deferred tax assets, valuation allowance	$ 143,000	$ 335,155	$ 335,155
Federal depository insurance coverage	$ 250,000	250,000	250,000
IPO
Transaction costs		$ 23,353,182
Warrant [Member]
Anti dilutive securities	30,980,000	30,980,000
Groop Internet Platform Inc [Member]
Deferred tax assets, valuation allowance		$ 27,075,000	27,075,000	$ 22,685,000
Impairment charge of goodwill			0
Impairment losses			0	0
Dividends paid			0
Provision for uncertain tax positions			0	0
Groop Internet Platform Inc [Member] | Selling and Marketing Expense [Member]
Advertising expense			$ 31,534,000	$ 18,915,000
Groop Internet Platform Inc [Member] | Customer One [Member] | Accounts Receivable [Member]
Concentration of credit risk percentage				25.70%
Groop Internet Platform Inc [Member] | Customer Two [Member] | Accounts Receivable [Member]
Concentration of credit risk percentage				12.57%
Groop Internet Platform Inc [Member] | Customer Three [Member] | Accounts Receivable [Member]
Concentration of credit risk percentage				10.82%
Groop Internet Platform Inc [Member] | Single [Member] | Accounts Receivable [Member]
Concentration of credit risk percentage			26.56%
Groop Internet Platform Inc [Member] | Maximum [Member]
Cash equivalents, Maturity terms			3 months
Recognition of incremental costs of obtaining contracts as expenses, Terms			1 year
Duration of the contracts			one
Groop Internet Platform Inc [Member] | Maximum [Member] | Single [Member] | Revenue from Contract with Customer Benchmark [Member]
Percentage of total revenue represented by customer			10.00%	10.00%
Groop Internet Platform Inc [Member] | Minimum [Member]
Restricted investments maturity term			1 year
Percentage of income tax benefit			50.00%